Subsequent Events (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 28, 2013	Dec. 31, 2012	Dec. 31, 2011
Partners Capital Account Contributions	$ 1,646,114	$ 11,885,064	$ 21,688,721
Partners Capital Account Redemptions	$ 5,256,087	$ 16,682,729	$ 4,951,999